Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Concentration of Risks [Line Items]
Cash and cash equivalents	¥ 92,586	¥ 75,132		$ 12,684
Customer Concentration Risk [Member] | One Major Client [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	35.60%	33.90%	45.60%
Customer Concentration Risk [Member] | One Major Client [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	23.70%	56.50%
Customer Concentration Risk [Member] | Two Major Client [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		11.30%
Customer Concentration Risk [Member] | Two Major Client [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	19.50%	32.10%
Customer Concentration Risk [Member] | Three Major Client [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	15.90%
Customer Concentration Risk [Member] | Four Major Client [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	11.40%
Customer Concentration Risk [Member] | Vendor One [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	22.70%	21.20%	42.00%
Customer Concentration Risk [Member] | Vendor Two [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	22.70%	19.20%	13.00%
Customer Concentration Risk [Member] | Vendor Three [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		17.80%	10.30%
Customer Concentration Risk [Member] | Vendor Four [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		14.40%
Customer Concentration Risk [Member] | Suppliers One [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	35.70%	41.10%
Customer Concentration Risk [Member] | Suppliers Two [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		19.60%